Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Income tax
Profits tax rate | $	$ 2
Profits tax rate, percentage	8.25%
Statutory tax rate	25.00%	25.00%	25.00%
Applicability of preferential income tax rate	25.00%
Preferential income tax rate	15.00%
Operating loss carryforwards		¥ 1,814,685		¥ 2,218,872
Accumulated deficit		(506,587)		(691,785)	$ (94,775)
PRC Tax Administration and Collection Law
Income tax
Statute of limitations period if underpayment of taxes due to computational errors by taxpayer or withholding agent	3 years
Statute of limitations extended period under special circumstances	5 years
Underpayment of tax liability				100
Statute of limitations under related party transactions	10 years
CHINA
Income tax
Accumulated deficit		¥ 2,332,782		¥ 2,349,005
Hong Kong
Income tax
Statutory tax rate	16.50%